Net loss per share (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Net loss per share [Abstract]
Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2020 and 2019:

Dollars in thousands except per share amounts
	Three Months Ended March 31,
	2020	2019
Common stockholders
Numerator:
Net and comprehensive loss	$(9,454)	$(2,776)
Less: Preferred stock dividends	34	-
Net and comprehensive loss available to common stockholders	$(9,488)	$(2,776)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	48,526,396	11,674,127
Net loss per share attributable to common stockholders, basic and diluted	$(0.20)	$(0.24)

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2019 and 2018:

Dollars in thousands except per share amounts	Years Ended
	December 31,
	2019	2018
Common stockholders
Numerator:
Net and comprehensive loss	$(184,462)	$(6,026)
Less: Preferred stock dividends	109	-
Net and comprehensive loss available to common stockholders	$(184,571)	$(6,026)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted	$(5.55)	$(0.52)